Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Emerging Markets Bond Fund

Emerging Markets Corporate Debt Fund

For the period ended March 31, 2025

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 98.68%

CONVERTIBLE BONDS 0.05%

China
Lodging
H World Group Ltd. (cost $55,560)	3.00%		5/1/2026		$48,000	$53,712

CORPORATE BONDS 30.71%

Argentina 0.53%
Energy-Alternate Sources 0.30%
YPF Energia Electrica SA†	7.875%		10/16/2032		343,000	335,763
Oil & Gas 0.23%
Pan American Energy LLC†(a)	8.50%		4/30/2032		249,000	267,661
Total Argentina						603,424

Brazil 1.15%
Airlines 0.33%
Azul Secured Finance LLP	11.93%		8/28/2028		427,057	373,970
Building Materials 0.21%
St. Mary’s Cement, Inc.†	5.75%		4/2/2034		242,000	240,936
Forest Products & Paper 0.19%
LD Celulose International GmbH†	7.95%		1/26/2032		208,000	214,594
Iron-Steel 0.25%
Vale Overseas Ltd.	6.40%		6/28/2054		290,000	286,479
Media 0.17%
Globo Comunicacao e Participacoes SA	4.875%		1/22/2030		200,000	186,177
Total Brazil						1,302,156

Chile 2.29%
Banks 0.19%
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%)	#	-	(b)	200,000	212,676
Electric 0.51%
Alfa Desarrollo SpA†	4.55%		9/27/2051		494,023	379,482
Chile Electricity Lux MPC II SARL†	5.58%		10/20/2035		200,000	200,120
						579,602
Forest Products & Paper 0.27%
Inversiones CMPC SA†	6.125%		2/26/2034		300,000	304,725

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Chile (continued)
Mining 1.32%
Antofagasta PLC†	6.25%	5/2/2034	$200,000	$206,824
Corp. Nacional del Cobre de Chile	3.75%	1/15/2031	850,000	783,013
Corp. Nacional del Cobre de Chile†	6.30%	9/8/2053	500,000	497,539
				1,487,376
Total Chile				2,584,379

China 1.09%
Internet 0.72%
Meituan†	4.625%	10/2/2029	384,000	379,883
Prosus NV†	3.832%	2/8/2051	675,000	434,151
				814,034
Investment Companies 0.37%
CFAMC IV Co. Ltd.	4.50%	5/29/2029	430,000	418,657
Total China				1,232,691

Colombia 1.47%
Oil & Gas 1.14%
Ecopetrol SA	5.875%	11/2/2051	500,000	338,226
Ecopetrol SA	7.75%	2/1/2032	750,000	736,724
Ecopetrol SA	8.375%	1/19/2036	210,000	204,745
				1,279,695
Pipelines 0.33%
AL Candelaria -spain- SA†	5.75%	6/15/2033	437,000	376,089
Total Colombia				1,655,784

Dominican Republic 0.70%
Energy-Alternate Sources 0.52%
Empresa Generadora de Electricidad Haina SA†(a)	5.625%	11/8/2028	610,000	586,378
Engineering & Construction 0.18%
Aeropuertos Dominicanos Siglo XXI SA†	7.00%	6/30/2034	200,000	200,903
Total Dominican Republic				787,281

Guatemala 0.51%
Beverages
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%	4/27/2029	600,000	577,691

India 1.08%
Commercial Services 0.36%
Adani Ports & Special Economic Zone Ltd.†	3.10%	2/2/2031	500,000	403,078

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
India (continued)
Diversified Financial Services 0.26%
Muthoot Finance Ltd.	6.375%		4/23/2029		$300,000	$295,328
Engineering & Construction 0.19%
IRB Infrastructure Developers Ltd.†	7.11%		3/11/2032		208,000	210,191
Mining 0.27%
Vedanta Resources Finance II PLC†	10.25%		6/3/2028		300,000	309,317
Total India						1,217,914

Indonesia 2.58%
Electric 1.07%
Minejesa Capital BV	5.625%		8/10/2037		630,000	592,974
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara†	4.00%		6/30/2050		880,000	612,298
						1,205,272
Mining 0.99%
Freeport Indonesia PT†	4.763%		4/14/2027		705,000	702,749
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%		5/15/2030		230,000	231,806
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.80%		5/15/2050		200,000	184,398
						1,118,953
Oil & Gas 0.52%
Medco Maple Tree Pte. Ltd.†	8.96%		4/27/2029		270,000	279,389
Pertamina Persero PT†	5.625%		5/20/2043		330,000	306,921
						586,310
Total Indonesia						2,910,535

Kazakhstan 0.99%
Oil & Gas 0.43%
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		560,000	490,290
Pipelines 0.56%
QazaqGaz NC JSC†	4.375%		9/26/2027		650,000	630,544
Total Kazakhstan						1,120,834

Kuwait 0.44%
Banks
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%)	#	-	(b)	500,000	497,244

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Macau 0.83%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027	$385,000	$377,531
Wynn Macau Ltd.†	5.625%		8/26/2028	580,000	558,384
Total Macau					935,915

Malaysia 1.31%
Oil & Gas
Petronas Capital Ltd.†	2.48%		1/28/2032	650,000	555,968
Petronas Capital Ltd.†	3.404%		4/28/2061	600,000	392,729
Petronas Capital Ltd.†(c)	5.848%		4/3/2055	522,000	529,738
Total Malaysia					1,478,435

Mexico 3.46%
Banks 0.21%
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%)	#	8/11/2031	250,000	235,432
Electric 0.76%
Comision Federal de Electricidad	3.348%		2/9/2031	400,000	340,964
Comision Federal de Electricidad	3.875%		7/26/2033	350,000	288,500
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple†	7.25%		1/31/2041	233,649	231,487
					860,951
Oil & Gas 2.49%
Petroleos Mexicanos	6.49%		1/23/2027	170,000	166,665
Petroleos Mexicanos	6.70%		2/16/2032	784,000	689,484
Petroleos Mexicanos	6.75%		9/21/2047	1,360,000	931,288
Petroleos Mexicanos	6.84%		1/23/2030	1,110,000	1,018,090
					2,805,527
Total Mexico					3,901,910

Morocco 0.24%
Chemicals
OCP SA†	5.125%		6/23/2051	350,000	269,527

Oman 1.26%
Electric 0.97%
Mazoon Assets Co. SAOC†	5.25%		10/9/2031	500,000	494,400
OmGrid Funding Ltd.†	5.196%		5/16/2027	600,000	597,493
					1,091,893

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oman (continued)
Oil & Gas 0.29%
EDO Sukuk Ltd.†	5.875%		9/21/2033	$325,000	$331,910
Total Oman					1,423,803

Panama 0.48%
Banks
Multibank, Inc.	7.75%		2/3/2028	530,000	546,581

Paraguay 0.26%
Banks
Banco Continental SAECA†	2.75%		12/10/2025	300,000	294,886

Peru 1.65%
Banks 0.57%
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%)	#	6/7/2034	415,000	425,097
Banco de Credito del Peru SA†	5.85%		1/11/2029	215,000	221,668
					646,765
Electric 0.57%
Kallpa Generacion SA†	5.875%		1/30/2032	435,000	444,896
Niagara Energy SAC†	5.746%		10/3/2034	200,000	197,928
					642,824
Oil & Gas 0.51%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	8.55%		9/18/2033	510,000	570,491
Total Peru					1,860,080

Poland 0.59%
Oil & Gas
ORLEN SA†	6.00%		1/30/2035	653,000	670,730

Qatar 0.46%
Oil & Gas
QatarEnergy†	3.30%		7/12/2051	750,000	518,496

Saudi Arabia 0.66%
Investment Companies 0.30%
Gaci First Investment Co.	4.875%		2/14/2035	350,000	338,112
Oil & Gas 0.36%
Saudi Arabian Oil Co.	4.375%		4/16/2049	500,000	405,000
Total Saudi Arabia					743,112

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Singapore 0.52%
Banks
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%)	#	10/14/2031	$608,000	$583,636

South Africa 0.63%
Electric 0.27%
Eskom Holdings SOC Ltd.	6.35%		8/10/2028	300,000	298,439
Transportation 0.36%
Transnet SOC Ltd.	8.25%		2/6/2028	400,000	407,755
Total South Africa					706,194

Thailand 0.51%
Banks
Bangkok Bank PCL	3.733% (5 yr. CMT + 1.90%)	#	9/25/2034	625,000	579,391

Turkey 1.66%
Banks 0.35%
Turkiye Garanti Bankasi AS†	8.125% (5 yr. CMT + 3.84%)	#	1/3/2035	400,000	398,538
Building Materials 0.27%
Sisecam U.K. PLC†	8.625%		5/2/2032	300,000	300,986
Commercial Services 0.52%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS	9.50%		7/10/2036	598,411	583,600
Mining 0.52%
WE Soda Investments Holding PLC†	9.375%		2/14/2031	576,000	593,054
Total Turkey					1,876,178

United Arab Emirates 2.12%
Electric 0.26%
Abu Dhabi National Energy Co. PJSC	4.75%		3/9/2037	300,000	288,952
Energy-Alternate Sources 0.45%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049	617,901	511,113
Investment Companies 0.72%
MDGH GMTN RSC Ltd.	5.875%		5/1/2034	770,000	813,706
Pipelines 0.69%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040	1,000,000	782,658
Total United Arab Emirates					2,396,429

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
United Kingdom 0.18%
Banks
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%)	#	-	(b)		$200,000	$206,581

United States 0.15%
Oil & Gas
CITGO Petroleum Corp.†	8.375%		1/15/2029			168,000	171,125

Uzbekistan 0.24%
Mining
Navoi Mining & Metallurgical Combinat†	6.95%		10/17/2031			272,000	271,517

Venezuela 0.43%
Oil & Gas
Petroleos de Venezuela SA(d)	9.00%		11/17/2021			3,150,000	480,375

Zambia 0.24%
Mining
First Quantum Minerals Ltd.†	8.00%		3/1/2033			265,000	268,844
Total Corporate Bonds (cost $35,784,263)							34,673,678

FOREIGN GOVERNMENT OBLIGATIONS 67.92%

Albania 0.46%
Albania Government International Bonds†	4.75%		2/14/2035		EUR	500,000	522,707

Angola 1.52%
Angola Government International Bonds†	8.25%		5/9/2028			$800,000	746,570
Angola Government International Bonds	8.75%		4/14/2032			300,000	258,556
Angola Government International Bonds†	9.125%		11/26/2049			925,000	714,648
Total Angola							1,719,774

Argentina 2.25%
Argentina Government International Bonds	3.50%	(e)	7/9/2041			378,703	219,661
Argentina Government International Bonds	4.125%	(e)	7/9/2035			1,046,737	656,645
Argentina Republic Government International Bonds	0.75%	(e)	7/9/2030			985,847	722,133
Argentina Republic Government International Bonds	4.125%	(e)	7/9/2046			366,477	227,033
Argentina Republic Government International Bonds	5.00%	(e)	1/9/2038			1,081,193	713,679
Total Argentina							2,539,151

Azerbaijan 0.16%
Republic of Azerbaijan International Bonds	3.50%		9/1/2032			200,000	175,665

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Bahrain 2.07%
Bahrain Government International Bonds†	7.00%	1/26/2026	$900,000	$911,898
Bahrain Government International Bonds†	7.50%	2/12/2036	700,000	733,374
Bahrain Government International Bonds	7.50%	9/20/2047	700,000	693,753
Total Bahrain				2,339,025

Bermuda 0.25%
Bermuda Government International Bonds†	2.375%	8/20/2030	320,000	279,584

Bolivia 0.21%
Bolivia Government International Bonds	4.50%	3/20/2028	350,000	235,375

Brazil 2.55%
Brazil Government International Bonds	6.125%	3/15/2034	1,481,000	1,443,413
Brazil Government International Bonds	7.125%	5/13/2054	1,500,000	1,437,750
Total Brazil				2,881,163

Chile 1.47%
Chile Government International Bonds	4.95%	1/5/2036	1,130,000	1,098,078
Chile Government International Bonds(a)	5.33%	1/5/2054	600,000	562,215
Total Chile				1,660,293

Colombia 2.47%
Colombia Government International Bonds	4.125%	5/15/2051	750,000	427,219
Colombia Government International Bonds	5.00%	6/15/2045	1,735,000	1,169,823
Colombia Government International Bonds	7.50%	2/2/2034	1,200,000	1,190,040
Total Colombia				2,787,082

Costa Rica 1.10%
Costa Rica Government International Bonds†	6.55%	4/3/2034	450,000	462,206
Costa Rica Government International Bonds	7.30%	11/13/2054	750,000	776,719
Total Costa Rica				1,238,925

Dominican Republic 2.06%
Dominican Republic International Bonds†	4.50%	1/30/2030	1,200,000	1,125,300
Dominican Republic International Bonds†	5.30%	1/21/2041	750,000	632,738
Dominican Republic International Bonds	6.00%	2/22/2033	580,000	564,572
Total Dominican Republic				2,322,610

Ecuador 0.90%
Ecuador Government International Bonds†	5.50%(e)	7/31/2035	1,586,000	779,230
Ecuador Government International Bonds†	6.90%(e)	7/31/2030	400,000	238,519
Total Ecuador				1,017,749

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Egypt 3.35%
Egypt Government International Bonds	5.875%	6/11/2025	$280,000	$279,147
Egypt Government International Bonds†	7.30%	9/30/2033	1,100,000	910,025
Egypt Government International Bonds†	7.903%	2/21/2048	920,000	659,976
Egypt Government International Bonds†	8.625%	2/4/2030	1,600,000	1,550,293
Egypt Government International Bonds†	8.75%	9/30/2051	500,000	384,146
Total Egypt				3,783,587

El Salvador 1.09%
El Salvador Government International Bonds	7.65%	6/15/2035	850,000	788,582
El Salvador Government International Bonds†	9.25%	4/17/2030	423,000	441,603
Total El Salvador				1,230,185

Gabon 0.19%
Gabon Government International Bonds	6.625%	2/6/2031	270,000	211,724

Ghana 1.02%
Ghana Government International Bonds†	Zero Coupon	7/3/2026	53,040	49,885
Ghana Government International Bonds†	Zero Coupon	1/3/2030	107,923	83,268
Ghana Government International Bonds†	5.00%(e)	7/3/2029	534,820	467,859
Ghana Government International Bonds†	5.00%(e)	7/3/2035	769,080	548,312
Total Ghana				1,149,324

Guatemala 0.89%
Guatemala Government Bonds	3.70%	10/7/2033	250,000	208,844
Guatemala Government Bonds†	4.375%	6/5/2027	325,000	318,009
Guatemala Government Bonds†	6.125%	6/1/2050	200,000	179,875
Guatemala Government Bonds†	6.55%	2/6/2037	300,000	298,803
Total Guatemala				1,005,531

Hungary 3.00%
Hungary Government International Bonds	3.125%	9/21/2051	750,000	447,550
Hungary Government International Bonds	5.25%	6/16/2029	866,000	863,456
Hungary Government International Bonds	5.50%	6/16/2034	1,400,000	1,356,912
Hungary Government International Bonds†	6.125%	5/22/2028	300,000	308,277
Hungary Government International Bonds	6.75%	9/25/2052	400,000	410,819
Total Hungary				3,387,014

India 0.97%
Export-Import Bank of India	5.50%	1/18/2033	1,075,000	1,094,077

Indonesia 1.56%
Indonesia Government International Bonds	1.85%	3/12/2031	1,860,000	1,567,771

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Indonesia (continued)
Perusahaan Penerbit SBSN Indonesia III†	4.70%	6/6/2032		$200,000	$195,344
Total Indonesia					1,763,115

Ivory Coast 0.43%
Ivory Coast Government International Bonds†(c)	8.075%	4/1/2036		500,000	479,890

Jordan 0.18%
Jordan Government International Bonds†	7.50%	1/13/2029		200,000	200,478

Kazakhstan 0.43%
Development Bank of Kazakhstan JSC†	5.25%	10/23/2029		200,000	198,558
Kazakhstan Government International Bonds†	4.714%	4/9/2035		300,000	292,034
Total Kazakhstan					490,592

Kenya 0.82%
Republic of Kenya Government International Bonds†	6.30%	1/23/2034		270,000	211,193
Republic of Kenya Government International Bonds	8.25%	2/28/2048		200,000	158,621
Republic of Kenya Government International Bonds†	9.75%	2/16/2031		568,000	556,654
Total Kenya					926,468

Latvia 0.26%
Latvia Government International Bonds†	5.125%	7/30/2034		300,000	297,393

Lebanon 0.45%
Lebanon Government International Bonds(d)	6.65%	2/26/2030		1,182,000	189,875
Lebanon Government International Bonds(d)	6.65%	2/26/2030		1,948,000	312,924
Total Lebanon					502,799

Mexico 2.33%
Mexico Bonos	7.75%	5/29/2031	MXN	2,080,000	95,713
Mexico Government International Bonds	3.771%	5/24/2061		$560,000	327,180
Mexico Government International Bonds	5.00%	5/7/2029		425,000	420,942
Mexico Government International Bonds	6.00%	5/13/2030		225,000	229,774
Mexico Government International Bonds	6.00%	5/7/2036		950,000	920,027
Mexico Government International Bonds	6.338%	5/4/2053		700,000	638,022
Total Mexico					2,631,658

Montenegro 0.28%
Montenegro Government International Bonds†(c)	4.875%	4/1/2032	EUR	300,000	318,088

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Morocco 0.74%
Morocco Government International Bonds†	3.00%	12/15/2032	$600,000	$498,159
Morocco Government International Bonds†	4.00%	12/15/2050	500,000	340,949
Total Morocco				839,108

Nigeria 2.83%
Nigeria Government International Bonds†	7.375%	9/28/2033	1,150,000	973,133
Nigeria Government International Bonds	8.25%	9/28/2051	600,000	470,867
Nigeria Government International Bonds	8.375%	3/24/2029	1,000,000	967,767
Nigeria Government International Bonds†	10.375%	12/9/2034	780,000	784,266
Total Nigeria				3,196,033

Oman 1.65%
Oman Government International Bonds†	6.25%	1/25/2031	800,000	832,455
Oman Government International Bonds†(a)	6.75%	1/17/2048	1,000,000	1,035,173
Total Oman				1,867,628

Pakistan 1.09%
Pakistan Government International Bonds	6.00%	4/8/2026	415,000	393,965
Pakistan Government International Bonds	6.875%	12/5/2027	200,000	182,727
Pakistan Government International Bonds	7.375%	4/8/2031	765,000	653,493
Total Pakistan				1,230,185

Panama 2.76%
Panama Government International Bonds	2.252%	9/29/2032	1,480,000	1,082,465
Panama Government International Bonds	3.87%	7/23/2060	1,410,000	759,990
Panama Government International Bonds	6.40%	2/14/2035	1,350,000	1,269,945
Total Panama				3,112,400

Paraguay 0.73%
Paraguay Government International Bonds†	5.40%	3/30/2050	375,000	322,894
Paraguay Government International Bonds†	5.85%	8/21/2033	500,000	499,875
Total Paraguay				822,769

Peru 2.08%
Peru Government International Bonds	1.862%	12/1/2032	550,000	429,523
Peru Government International Bonds	3.00%	1/15/2034	1,900,000	1,580,743
Peru Government International Bonds	5.875%	8/8/2054	350,000	339,696
Total Peru				2,349,962

Philippines 1.37%
Philippines Government International Bonds	2.65%	12/10/2045	1,000,000	641,356
ROP Sukuk Trust†	5.045%	6/6/2029	900,000	910,710
Total Philippines				1,552,066

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Poland 1.10%
Bank Gospodarstwa Krajowego†	5.75%	7/9/2034		$200,000	$204,054
Republic of Poland Government International Bonds	5.50%	4/4/2053		1,100,000	1,037,441
Total Poland					1,241,495

Qatar 0.72%
Qatar Government International Bonds†	4.40%	4/16/2050		950,000	816,347

Romania 1.73%
Romania Government International Bonds	2.875%	3/11/2029	EUR	600,000	608,192
Romania Government International Bonds	4.00%	2/14/2051		$400,000	245,893
Romania Government International Bonds†	5.75%	3/24/2035		850,000	769,567
Romania Government International Bonds	7.125%	1/17/2033		320,000	327,216
Total Romania					1,950,868

Saudi Arabia 1.87%
Saudi Government International Bonds†	3.45%	2/2/2061		2,900,000	1,804,954
Saudi Government International Bonds†	5.125%	1/13/2028		300,000	303,786
Total Saudi Arabia					2,108,740

Senegal 0.77%
Senegal Government International Bonds†	5.375%	6/8/2037	EUR	220,000	159,207
Senegal Government International Bonds†	6.25%	5/23/2033		$650,000	486,421
Senegal Government International Bonds	6.75%	3/13/2048		350,000	228,410
Total Senegal					874,038

Serbia 0.45%
Serbia International Bonds†	6.25%	5/26/2028		500,000	511,653

South Africa 2.73%
Republic of South Africa Government International Bonds	4.30%	10/12/2028		1,556,000	1,468,732
Republic of South Africa Government International Bonds	5.75%	9/30/2049		1,523,000	1,123,287
Republic of South Africa Government International Bonds†	7.10%	11/19/2036		500,000	485,274
Total South Africa					3,077,293

Sri Lanka 1.41%
Sri Lanka Government International Bonds†	3.10%(e)	1/15/2030		217,641	193,428
Sri Lanka Government International Bonds†	3.35%(e)	3/15/2033		426,900	337,251
Sri Lanka Government International Bonds†	3.60%(e)	5/15/2036		662,800	519,470
Sri Lanka Government International Bonds†	3.60%(e)	2/15/2038		400,282	316,723
Sri Lanka Government International Bonds†	4.00%	4/15/2028		239,407	225,641
Total Sri Lanka					1,592,513

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Trinidad And Tobago 0.59%
Trinidad & Tobago Government International Bonds†	6.40%	6/26/2034		$675,000	$662,114

Turkey 2.81%
Istanbul Metropolitan Municipality†	10.50%	12/6/2028		500,000	535,500
Turkiye Government Bonds	37.00%	2/18/2026	TRY	5,300,000	131,722
Turkiye Government International Bonds	5.75%	5/11/2047		$1,250,000	936,800
Turkiye Government International Bonds	7.625%	5/15/2034		1,250,000	1,261,299
Turkiye Ihracat Kredi Bankasi AS†	7.50%	2/6/2028		300,000	302,946
Total Turkey					3,168,267

Ukraine 1.81%
Ukraine Government International Bonds†	Zero Coupon(e)	2/1/2030		38,861	20,174
Ukraine Government International Bonds†	Zero Coupon(e)	2/1/2034		145,218	57,592
Ukraine Government International Bonds†	Zero Coupon(e)	2/1/2035		1,239,700	686,236
Ukraine Government International Bonds	Zero Coupon#(f)	8/1/2041		400,000	274,404
Ukraine Government International Bonds†	1.75%(e)	2/1/2029		186,000	121,058
Ukraine Government International Bonds†	1.75%(e)	2/1/2034		522,283	279,602
Ukraine Government International Bonds†	1.75%(e)	2/1/2035		248,996	130,934
Ukraine Government International Bonds†	1.75%(e)	2/1/2036		320,138	167,259
Ukraine Government International Bonds	3.00%(e)	2/1/2036		540,000	308,957
Total Ukraine					2,046,216

United Arab Emirates 1.06%
Abu Dhabi Government International Bonds†	3.125%	9/30/2049		450,000	308,250
Finance Department Government of Sharjah	3.625%	3/10/2033		500,000	427,708
UAE International Government Bonds†	3.25%	10/19/2061		700,000	466,016
Total United Arab Emirates					1,201,974

Uruguay 1.27%
Uruguay Government International Bonds	4.975%	4/20/2055		226,000	202,892
Uruguay Government International Bonds	5.75%	10/28/2034		1,185,000	1,235,362
Total Uruguay					1,438,254

Uzbekistan 0.82%
Republic of Uzbekistan International Bonds†	6.90%	2/28/2032		200,000	198,445
Republic of Uzbekistan International Bonds†	6.947%	5/25/2032		730,000	724,024
Total Uzbekistan					922,469

Venezuela 0.43%
Venezuela Government International Bonds(d)	12.75%	8/23/2022		2,420,000	490,012

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Zambia 0.38%
Zambia Government International Bonds	5.75%(e)	6/30/2033	$495,634	$433,940
Total Foreign Government Obligations (cost $83,561,340)				76,697,370
Total Long-Term Investments (cost $119,401,163)				111,424,760

SHORT-TERM INVESTMENTS 2.87%

U.S. TREASURY OBLIGATIONS 0.18%
U.S. Treasury Bills (cost $208,000)	Zero Coupon	4/1/2025	208,000	208,000

REPURCHASE AGREEMENTS 0.73%
Repurchase Agreement dated 3/31/2025, 2.050% due 4/1/2025 with Fixed Income Clearing Corp. collateralized by $878,400 of U.S. Treasury Note at 0.750% due 8/31/2026; value: $840,081; proceeds: $823,651 (cost $823,604)			823,604	823,604

Time Deposits 0.20%
CitiBank N.A.(g) (cost $220,799)			220,799	220,799

			Shares

Money Market Funds 1.76%
Fidelity Government Portfolio(g) (cost $1,987,187)			1,987,187	1,987,187
Total Short-Term Investments (cost $3,239,590)				3,239,590
Total Investments in Securities 101.55% (cost $122,640,753)				114,664,350
Other Assets and Liabilities – Net(h) (1.55)%				(1,750,661)
Net Assets 100.00%				$112,913,689

EUR	Euro.
MXN	Mexican Peso.
TRY	Turkish Lira.
CMT	Constant Maturity Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $55,339,593, which represents 49.01% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Securities purchased on a when-issued basis.
(d)	Defaulted (non-income producing security).
(e)	Step Bond – Security with a predetermined schedule of interest rate changes.
(f)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Forward Foreign Currency Exchange Contracts at March 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Morgan Stanley	5/23/2025	312,000	$337,319	$338,315	$(996)
Euro	Sell	State Street Bank and Trust	5/23/2025	669,000	702,243	725,424	(23,181)
Euro	Sell	State Street Bank and Trust	5/23/2025	296,000	320,525	320,965	(440)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(24,617)

Futures Contracts at March 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-Bund	June 2025	7	Short	EUR	(918,166)	EUR	(901,810)	$17,685
U.S. 2-Year Treasury Note	June 2025	41	Long		$8,449,040		$8,494,047	45,007
U.S. 5-Year Treasury Note	June 2025	63	Long		6,803,564		6,813,844	10,280
U.S. Long Bond	June 2025	55	Long		6,420,945		6,450,469	29,524
Total Unrealized Appreciation on Futures Contracts								$102,496

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	June 2025	2	Short	EUR	(233,959)	EUR	(235,580)	$(1,753)
Euro-Schatz	June 2025	6	Short		(639,356)		(641,730)	(2,567)
U.S. 10-Year Treasury Note	June 2025	52	Short		$(5,677,210)		$(5,783,375)	(106,165)
U.S. 10-Year Ultra Treasury Note	June 2025	100	Short		(11,208,486)		(11,412,500)	(204,014)
U.S. Ultra Treasury Bond	June 2025	8	Short		(954,177)		(978,000)	(23,823)
Total Unrealized Depreciation on Futures Contracts								$(338,322)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$53,712	$–	$53,712
Corporate Bonds	–	34,673,678	–	34,673,678
Foreign Government Obligations	–	76,697,370	–	76,697,370
Short-Term Investments
Repurchase Agreements	–	823,604	–	823,604
U.S. Treasury Obligations	–	208,000	–	208,000
United States	–	208,000	–	208,000
Time Deposits	–	220,799	–	220,799
Money Market Funds	1,987,187	–	–	1,987,187
Total	$1,987,187	$112,677,163	$–	$114,664,350

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS BOND FUND March 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(24,617)	–	(24,617)
Futures Contracts
Assets	102,496	–	–	102,496
Liabilities	(338,322)	–	–	(338,322)
Total	$(235,826)	$(24,617)	$–	$(260,443)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 96.33%

COMMON STOCKS 0.10%

United States
Chemicals
Mosaic Co. (cost $67,800)			1,291	$34,870

	Interest Rate	Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 0.69%

China 0.13%
Equity Real Estate 0.10%
Sunac China Holdings Ltd. (cost $41,503)	Zero Coupon	9/30/2028	$100,000	36,000
Lodging 0.03%
H World Group Ltd. (cost $13,890)	3.00%	5/1/2026	12,000	13,428
Total China				49,428

Macau 0.56%
Lodging
Wynn Macau Ltd.† (cost $200,000)	4.50%	3/7/2029	200,000	203,925
Total Convertible Bonds (cost $255,393)				253,353

CORPORATE BONDS 89.79%

Angola 0.55%
Oil & Gas
Azule Energy Finance PLC†	8.125%	1/23/2030	200,000	200,565

Argentina 2.06%
Energy-Alternate Sources 0.47%
YPF Energia Electrica SA†	7.875%	10/16/2032	175,000	171,307
Oil & Gas 1.36%
Pan American Energy LLC†(a)	8.50%	4/30/2032	77,000	82,771
Vista Energy Argentina SAU†	7.625%	12/10/2035	121,000	117,884
YPF SA†	6.95%	7/21/2027	69,000	68,577
YPF SA†	8.25%	1/17/2034	233,000	230,856
				500,088
Telecommunications 0.23%
Telecom Argentina SA†	9.50%	7/18/2031	80,000	82,680
Total Argentina				754,075

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Brazil 5.74%
Airlines 0.51%
Azul Secured Finance LLP	11.93%		8/28/2028		$213,528	$186,984
Building Materials 0.54%
St. Mary’s Cement, Inc.†	5.75%		4/2/2034		200,000	199,121
Engineering & Construction 0.55%
Sitios Latinoamerica SAB de CV†	6.00%		11/25/2029		200,000	202,114
Forest Products & Paper 0.56%
LD Celulose International GmbH†	7.95%		1/26/2032		200,000	206,340
Health Care-Services 0.54%
Rede D’or Finance SARL	4.95%		1/17/2028		200,000	195,902
Internet 0.53%
MercadoLibre, Inc.	2.375%		1/14/2026		200,000	195,290
Iron-Steel 1.44%
CSN Resources SA	4.625%		6/10/2031		200,000	155,135
Samarco Mineracao SA	9.00%		6/30/2031		265,928	257,647
Vale Overseas Ltd.	6.40%		6/28/2054		117,000	115,580
						528,362
Media 0.51%
Globo Comunicacao e Participacoes SA	4.875%		1/22/2030		200,000	186,177
Retail 0.56%
Arcos Dorados BV†	6.375%		1/29/2032		200,000	204,600
Total Brazil						2,104,890

Chile 4.96%
Banks 1.11%
Banco de Credito e Inversiones SA†	3.50%		10/12/2027		200,000	194,764
Banco de Credito e Inversiones SA†	8.75% (5 yr. CMT + 4.94%)	#	-	(b)	200,000	212,676
						407,440
Electric 1.60%
Alfa Desarrollo SpA†	4.55%		9/27/2051		247,012	189,741
Chile Electricity Lux MPC II SARL†	5.58%		10/20/2035		200,000	200,120
Colbun SA	3.95%		10/11/2027		200,000	196,323
						586,184
Forest Products & Paper 0.55%
Inversiones CMPC SA†	6.125%		2/26/2034		200,000	203,150
Mining 1.70%
Antofagasta PLC†	6.25%		5/2/2034		400,000	413,647
Corp. Nacional del Cobre de Chile	6.44%		1/26/2036		200,000	208,264
						621,911
Total Chile						1,818,685

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
China 7.64%
Diversified Financial Services 0.47%
China Great Wall International Holdings V Ltd.	2.375%	8/18/2030	$200,000	$173,550
Gas 0.54%
ENN Clean Energy International Investment Ltd.	3.375%	5/12/2026	200,000	196,205
Internet 4.55%
Alibaba Group Holding Ltd.†	5.25%	5/26/2035	400,000	402,489
JD.com, Inc.	3.375%	1/14/2030	200,000	189,487
Meituan†	4.625%	10/2/2029	288,000	284,912
Prosus NV	3.061%	7/13/2031	200,000	172,583
Prosus NV†	3.832%	2/8/2051	400,000	257,275
Tencent Holdings Ltd.†	3.925%	1/19/2038	200,000	177,341
Weibo Corp.	3.375%	7/8/2030	200,000	184,687
				1,668,774
Investment Companies 0.53%
CFAMC IV Co. Ltd.	4.50%	5/29/2029	200,000	194,724
Real Estate 0.52%
Kaisa Group Holdings Ltd.(c)	11.95%	10/22/2022	400,000	17,000
Longfor Group Holdings Ltd.	3.95%	9/16/2029	200,000	158,380
Ronshine China Holdings Ltd.(c)	8.10%	6/9/2023	200,000	2,000
Shimao Group Holdings Ltd.(c)	3.45%	1/11/2031	200,000	11,196
				188,576
Telecommunications 0.49%
Xiaomi Best Time International Ltd.	2.875%	7/14/2031	200,000	179,992
Transportation 0.54%
Yunda Holding Investment Ltd.	2.25%	8/19/2025	200,000	197,477
Total China				2,799,298

Colombia 3.08%
Banks 0.55%
Banco de Bogota SA†	6.25%	5/12/2026	200,000	201,132
Oil & Gas 1.94%
Ecopetrol SA	5.875%	11/2/2051	302,000	204,288
Ecopetrol SA	7.75%	2/1/2032	250,000	245,575
Ecopetrol SA	8.375%	1/19/2036	270,000	263,244
				713,107
Pipelines 0.59%
AL Candelaria -spain- SA†	5.75%	6/15/2033	250,000	215,154
Total Colombia				1,129,393

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Congo 0.55%
Mining
Ivanhoe Mines Ltd.†	7.875%		1/23/2030		$200,000	$201,586

Dominican Republic 1.07%
Energy-Alternate Sources 0.52%
Empresa Generadora de Electricidad Haina SA†(a)	5.625%		11/8/2028		200,000	192,255
Engineering & Construction 0.55%
Aeropuertos Dominicanos Siglo XXI SA†	7.00%		6/30/2034		200,000	200,903
Total Dominican Republic						393,158

Ghana 0.53%
Oil & Gas
Kosmos Energy Ltd.†	7.75%		5/1/2027		200,000	193,164

Guatemala 1.06%
Beverages 0.53%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL†	5.25%		4/27/2029		203,000	195,452
Electric 0.53%
Investment Energy Resources Ltd.	6.25%		4/26/2029		200,000	192,188
Total Guatemala						387,640

Hong Kong 1.06%
Insurance 0.51%
AIA Group Ltd.	5.40%		9/30/2054		200,000	187,992
Lodging 0.55%
Melco Resorts Finance Ltd.	4.875%		6/6/2025		200,000	199,276
Total Hong Kong						387,268

India 6.21%
Banks 0.52%
HDFC Bank Ltd.	3.70% (5 yr. CMT + 2.93%)	#	-	(b)	200,000	191,532
Biotechnology 0.51%
Biocon Biologics Global PLC†	6.67%		10/9/2029		200,000	188,052
Commercial Services 1.19%
Adani Ports & Special Economic Zone Ltd.†	3.10%		2/2/2031		300,000	241,847
JSW Infrastructure Ltd.	4.95%		1/21/2029		200,000	192,714
						434,561
Diversified Financial Services 0.54%
Muthoot Finance Ltd.	6.375%		4/23/2029		200,000	196,886

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
India (continued)
Electric 1.30%
Adani Transmission Step-One Ltd.†	4.00%		8/3/2026	$300,000	$288,878
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries	4.50%		7/14/2028	200,000	185,907
					474,785
Engineering & Construction 1.07%
GMR Hyderabad International Airport Ltd.	4.25%		10/27/2027	200,000	191,215
IRB Infrastructure Developers Ltd.†	7.11%		3/11/2032	200,000	202,107
					393,322
Iron-Steel 0.52%
JSW Steel Ltd.	3.95%		4/5/2027	200,000	191,646
Mining 0.56%
Vedanta Resources Finance II PLC†	10.25%		6/3/2028	200,000	206,211
Total India					2,276,995

Indonesia 4.69%
Banks 0.53%
Bank Negara Indonesia Persero Tbk. PT	3.75%		3/30/2026	200,000	195,686
Electric 2.52%
Cikarang Listrindo Tbk. PT	4.95%		9/14/2026	200,000	199,727
Minejesa Capital BV	5.625%		8/10/2037	350,000	329,430
Pertamina Geothermal Energy PT	5.15%		4/27/2028	200,000	200,439
Sorik Marapi Geothermal Power PT†	7.75%		8/5/2031	197,460	194,251
					923,847
Iron-Steel 0.55%
Krakatau Posco PT	6.375%		6/11/2029	200,000	202,686
Mining 1.09%
Freeport Indonesia PT	5.315%		4/14/2032	200,000	196,365
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT	5.45%		5/15/2030	200,000	201,570
					397,935
Total Indonesia					1,720,154

Israel 2.55%
Banks 0.53%
Bank Leumi Le-Israel BM	3.275% (5 yr. CMT + 1.63%)	#	1/29/2031	200,000	195,340
Oil & Gas 0.19%
Leviathan Bond Ltd.	6.75%		6/30/2030	70,000	68,207

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Israel (continued)
Pharmaceuticals 1.83%
Teva Pharmaceutical Finance Netherlands III BV	3.15%		10/1/2026		$500,000	$485,204
Teva Pharmaceutical Finance Netherlands III BV	4.10%		10/1/2046		255,000	184,561
						669,765
Total Israel						933,312

Kazakhstan 2.28%
Oil & Gas
KazMunayGas National Co. JSC	5.375%		4/24/2030		200,000	197,962
KazMunayGas National Co. JSC	6.375%		10/24/2048		200,000	187,363
KazMunayGas National Co. JSC	6.375%		10/24/2048		200,000	187,362
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030		300,000	262,655
Total Kazakhstan						835,342

Kuwait 1.34%
Banks
NBK SPC Ltd.†	1.625% (SOFR + 1.05%)	#	9/15/2027		200,000	191,393
NBK Tier 1 Financing 2 Ltd.†	4.50% (6 yr. CMT + 2.83%)	#	-	(b)	300,000	298,346
Total Kuwait						489,739

Macau 2.12%
Lodging
MGM China Holdings Ltd.	4.75%		2/1/2027		200,000	196,120
Sands China Ltd.	5.40%		8/8/2028		200,000	200,382
Studio City Co. Ltd.†	7.00%		2/15/2027		200,000	201,841
Studio City Finance Ltd.	5.00%		1/15/2029		200,000	180,241
Total Macau						778,584

Malaysia 1.56%
Oil & Gas 1.02%
Petronas Capital Ltd.	2.48%		1/28/2032		200,000	171,067
Petronas Capital Ltd.†(d)	5.848%		4/3/2055		200,000	202,965
						374,032
Transportation 0.54%
MISC Capital Two Labuan Ltd.	3.75%		4/6/2027		200,000	196,642
Total Malaysia						570,674

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Mexico 4.83%
Banks 0.51%
Banco Nacional de Comercio Exterior SNC	2.72% (5 yr. CMT + 2.00%)	#	8/11/2031		$200,000	$188,345
Building Materials 0.53%
Cemex SAB de CV	5.20%		9/17/2030		200,000	195,528
Electric 1.53%
Comision Federal de Electricidad	3.875%		7/26/2033		200,000	164,857
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple†	7.25%		1/31/2041		397,700	394,022
						558,879
Food 0.55%
Gruma SAB de CV†	5.39%		12/9/2034		200,000	200,000
Mining 0.79%
Minera Mexico SA de CV†	5.625%		2/12/2032		200,000	198,564
Southern Copper Corp.	5.25%		11/8/2042		100,000	92,538
						291,102
Oil & Gas 0.92%
Petroleos Mexicanos	6.49%		1/23/2027		77,000	75,490
Petroleos Mexicanos	6.70%		2/16/2032		296,000	260,315
						335,805
Total Mexico						1,769,659

Morocco 1.04%
Chemicals
OCP SA†	3.75%		6/23/2031		200,000	177,766
OCP SA†	7.50%		5/2/2054		200,000	205,223
Total Morocco						382,989

Nigeria 0.30%
Banks
BOI Finance BV†	7.50%		2/16/2027	EUR	100,000	108,278

Oman 0.54%
Electric
Mazoon Assets Co. SAOC†	5.25%		10/9/2031		$200,000	197,760

Panama 1.02%
Banks 0.56%
Multibank, Inc.	7.75%		2/3/2028		200,000	206,257
Electric 0.46%
AES Panama Generation Holdings SRL	4.375%		5/31/2030		189,633	169,424
Total Panama						375,681

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Paraguay 0.89%
Banks 0.53%
Banco Continental SAECA†	2.75%		12/10/2025		$200,000	$196,591
Telecommunications 0.36%
Telefonica Celular del Paraguay SA	5.875%		4/15/2027		131,000	130,705
Total Paraguay						327,296

Peru 4.30%
Banks 1.02%
Banco BBVA Peru SA†	6.20% (5 yr. CMT + 2.00%)	#	6/7/2034		200,000	204,866
Banco de Credito del Peru SA†	5.85%		1/11/2029		165,000	170,117
						374,983
Electric 1.10%
Kallpa Generacion SA†	5.875%		1/30/2032		200,000	204,550
Niagara Energy SAC†	5.746%		10/3/2034		200,000	197,928
						402,478
Mining 0.55%
Cia de Minas Buenaventura SAA†	6.80%		2/4/2032		200,000	203,100
Oil & Gas 0.61%
Hunt Oil Co. of Peru LLC Sucursal Del Peru†	8.55%		9/18/2033		200,000	223,722
Packaging & Containers 0.50%
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA	3.75%		8/2/2028		200,000	183,655
Retail 0.52%
InRetail Consumer†	3.25%		3/22/2028		200,000	189,312
Total Peru						1,577,250

Philippines 1.63%
Holding Companies-Diversified 1.08%
San Miguel Corp.	5.50% (5 yr. CMT + 10.24%)	#	-	(b)	400,000	397,201
Oil & Gas 0.55%
Petron Corp.	5.95% (5 yr. CMT + 7.57%)	#	-	(b)	200,000	199,306
Total Philippines						596,507

Poland 0.56%
Oil & Gas
ORLEN SA†	6.00%		1/30/2035		200,000	205,430

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Qatar 2.11%
Banks 0.79%
QNB Finance Ltd.	2.75%		2/12/2027	$300,000	$290,213
Gas 0.32%
Nakilat, Inc.†	6.267%		12/31/2033	111,254	116,408
Oil & Gas 0.47%
QatarEnergy†	2.25%		7/12/2031	200,000	173,158
Telecommunications 0.53%
Ooredoo International Finance Ltd.†	4.625%		10/10/2034	200,000	195,127
Total Qatar					774,906

Russia 0.00%
Banks
Alfa Bank AO Via Alfa Bond Issuance PLC	5.50% (5 yr. CMT + 4.55%)		10/26/2031	300,000	-	(e)
Sberbank of Russia Via SB Capital SA(c)	5.25%		5/23/2023	450,000	-	(e)
Total Russia					-

Saudi Arabia 3.15%
Investment Companies 0.49%
Gaci First Investment Co.	5.375%		1/29/2054	200,000	179,350
Oil & Gas 1.64%
Saudi Arabian Oil Co.	2.25%		11/24/2030	500,000	437,875
Saudi Arabian Oil Co.	4.375%		4/16/2049	200,000	162,000
					599,875
Pipelines 1.02%
EIG Pearl Holdings SARL	3.545%		8/31/2036	198,529	174,606
Greensaif Pipelines Bidco SARL†	6.103%		8/23/2042	200,000	200,824
					375,430
Total Saudi Arabia					1,154,655

Singapore 1.05%
Banks
DBS Group Holdings Ltd.	1.822% (5 yr. CMT + 1.10%)	#	3/10/2031	200,000	194,849
United Overseas Bank Ltd.†	2.00% (5 yr. CMT + 1.23%)	#	10/14/2031	200,000	191,986
Total Singapore					386,835

South Africa 2.34%
Mining
Anglo American Capital PLC†	5.75%		4/5/2034	450,000	456,649

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
South Africa (continued)
Gold Fields Orogen Holdings BVI Ltd.	6.125%		5/15/2029		$200,000	$207,856
Stillwater Mining Co.	4.00%		11/16/2026		200,000	191,692
Total South Africa						856,197

South Korea 3.24%
Banks 1.09%
KEB Hana Bank	3.50% (5 yr. CMT + 2.41%)	#	-	(b)	200,000	194,365
Woori Bank†	6.375% (5 yr. CMT + 2.28%)	#	-	(b)	200,000	203,168
						397,533
Chemicals 0.55%
Kraton Corp.†	5.00%		7/15/2027		200,000	202,124
Electric 0.78%
Korea Midland Power Co. Ltd.	1.25%		8/9/2026		300,000	287,506
Energy-Alternate Sources 0.82%
Hanwha Energy USA Holdings Corp.†	4.125%		7/5/2025		300,000	299,374
Total South Korea						1,186,537

Taiwan 1.91%
Semiconductors
TSMC Global Ltd.	2.25%		4/23/2031		800,000	701,290

Thailand 1.23%
Banks
Bangkok Bank PCL†	3.466% (5 yr. CMT + 2.15%)	#	9/23/2036		300,000	264,941
Bangkok Bank PCL	3.733% (5 yr. CMT + 1.90%)	#	9/25/2034		200,000	185,405
Total Thailand						450,346

Turkey 2.72%
Banks 1.09%
Akbank TAS†	7.498%		1/20/2030		200,000	200,975
Turkiye Garanti Bankasi AS†	8.125% (5 yr. CMT + 3.84%)	#	1/3/2035		200,000	199,269
						400,244
Building Materials 0.55%
Sisecam U.K. PLC†	8.625%		5/2/2032		200,000	200,657
Commercial Services 0.52%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS†	9.50%		7/10/2036		196,200	191,344

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Turkey (continued)
Mining 0.56%
WE Soda Investments Holding PLC†	9.375%		2/14/2031			$200,000	$205,922
Total Turkey							998,167

Ukraine 0.96%
Agriculture 0.52%
MHP Lux SA	6.95%		4/3/2026			200,000	190,043
Iron-Steel 0.44%
Metinvest BV	7.75%		10/17/2029			200,000	161,479
Total Ukraine							351,522

United Arab Emirates 3.13%
Banks 0.54%
First Abu Dhabi Bank PJSC	4.50% (5 yr. CMT + 4.14%)	#	-	(b)		200,000	198,054
Electric 0.52%
Abu Dhabi National Energy Co. PJSC	4.75%		3/9/2037			200,000	192,635
Energy-Alternate Sources 0.42%
Sweihan PV Power Co. PJSC†	3.625%		1/31/2049			184,448	152,571
Investment Companies 0.58%
MDGH GMTN RSC Ltd.	5.875%		5/1/2034			200,000	211,352
Pipelines 1.07%
Galaxy Pipeline Assets Bidco Ltd.†	3.25%		9/30/2040			500,000	391,329
Total United Arab Emirates							1,145,941

United Kingdom 1.40%
Banks 1.13%
Standard Chartered PLC†	6.301% (1 yr. CMT + 2.45%)	#	1/9/2029			200,000	207,305
Standard Chartered PLC†	7.875% (5 yr. CMT + 3.57%)	#	-	(b)		200,000	206,581
							413,886
Commercial Services 0.27%
BCP V Modular Services Finance PLC	6.75%		11/30/2029		EUR	100,000	99,277
Total United Kingdom							513,163

United States 0.74%
Auto Manufacturers 0.36%
Hyundai Capital America†	5.68%		6/26/2028			$130,000	132,765
Chemicals 0.24%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028			88,000	85,169

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
United States (continued)
Oil & Gas 0.14%
CITGO Petroleum Corp.†	8.375%	1/15/2029	$51,000	$51,949
Total United States				269,883

Uzbekistan 0.54%
Mining
Navoi Mining & Metallurgical Combinat†	6.95%	10/17/2031	200,000	199,645

Zambia 1.11%
Mining
First Quantum Minerals Ltd.†	8.00%	3/1/2033	200,000	202,901
First Quantum Minerals Ltd.†	8.625%	6/1/2031	200,000	204,993
Total Zambia				407,894
Total Corporate Bonds (cost $34,016,946)				32,912,353

FOREIGN GOVERNMENT OBLIGATIONS 5.75%

Hungary 0.53%
Hungary Government International Bonds	5.50%	6/16/2034	200,000	193,845

Kazakhstan 0.54%
Development Bank of Kazakhstan JSC†	5.25%	10/23/2029	200,000	198,558

Nigeria 0.50%
Nigeria Government International Bonds	6.125%	9/28/2028	200,000	182,837

Peru 0.51%
Corp. Financiera de Desarrollo SA	2.40%	9/28/2027	200,000	187,285

Romania 0.54%
Romania Government International Bonds†	5.875%	1/30/2029	200,000	199,518

South Africa 0.55%
Republic of South Africa Government International Bonds	5.875%	9/16/2025	200,000	200,323

South Korea 0.55%
Korea Electric Power Corp.†	5.375%	7/31/2026	200,000	202,509

Supranational 0.93%
African Export-Import Bank†	2.634%	5/17/2026	350,000	338,872

Turkey 1.10%
Turkiye Government International Bonds	7.625%	5/15/2034	200,000	201,808
Turkiye Ihracat Kredi Bankasi AS†	7.50%	2/6/2028	200,000	201,964

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Turkey (continued)
Total Turkey				$403,772
Total Foreign Government Obligations (cost $2,132,368)				2,107,519
Total Long-Term Investments (cost $36,472,507)				35,308,095

SHORT-TERM INVESTMENTS 3.38%

REPURCHASE AGREEMENTS 2.62%
Repurchase Agreement dated 3/31/2025, 2.050% due 4/1/2025 with Fixed Income Clearing Corp. collateralized by $967,000 of U.S. Treasury Note at 4.375% due 7/31/2026; value: $978,561; proceeds: $959,316 (cost $959,261)			$959,261	959,261

Time Deposits 0.07%
CitiBank N.A.(f) (cost $28,190)			28,190	28,190

			Shares

Money Market Funds 0.69%
Fidelity Government Portfolio(f) (cost $253,710)			253,710	253,710
Total Short-Term Investments (cost $1,241,161)				1,241,161
Total Investments in Securities 99.71% (cost $37,713,668)				36,549,256
Other Assets and Liabilities - Net(g) 0.29%				105,293
Net Assets 100.00%				$36,654,549

EUR	Euro.
CMT	Constant Maturity Rate.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2025, the total value of Rule 144A securities was $17,940,831, which represents 48.95% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2025.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Defaulted (non-income producing security).
(d)	Securities purchased on a when-issued basis.
(e)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Forward Foreign Currency Exchange Contracts at March 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	5/23/2025	98,000	$102,870	$106,265	$(3,395)

Futures Contracts at March 31, 2025:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2025	21	Long		$4,327,504		$4,350,609	$23,105
U.S. Long Bond	June 2025	7	Long		820,321		820,969	648
Total Unrealized Appreciation on Futures Contracts								$23,753

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	June 2025	1	Short	EUR	(116,769)	EUR	(117,790)	$(1,104)
U.S. 10-Year Treasury Note	June 2025	4	Short		$(436,433)		$(444,875)	(8,442)
U.S. 10-Year Ultra Treasury Note	June 2025	26	Short		(2,913,017)		(2,967,250)	(54,233)
U.S. 5-Year Treasury Note	June 2025	6	Short		(644,900)		(648,938)	(4,038)
Total Unrealized Depreciation on Futures Contracts								$(67,817)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$34,870	$–	$–	$34,870
Convertible Bonds	–	253,353	–	253,353
Corporate Bonds
Russia	–	–	–	–
Remaining Countries	–	32,912,353	–	32,912,353
Foreign Government Obligations	–	2,107,519	–	2,107,519
Short-Term Investments
Repurchase Agreements	–	959,261	–	959,261
Time Deposits	–	28,190	–	28,190
Money Market Funds	253,710	–	–	253,710
Total	$288,580	$36,260,676	$–	$36,549,256

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. – EMERGING MARKETS CORPORATE DEBT FUND March 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(3,395)	–	(3,395)
Futures Contracts
Assets	23,753	–	–	23,753
Liabilities	(67,817)	–	–	(67,817)
Total	$(44,064)	$(3,395)	$–	$(47,459)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	31

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Bond (“Emerging Markets Bond Fund”) and Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”). Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

32

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their net asset value as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of March 31, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

33

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Emerging Markets Bond Fund	$2,136,156	$2,207,986
Emerging Markets Corporate Debt Fund	272,028	281,900

34

QPHR-GLOBAL-1Q
(05/25)